Transactions and Balances with Related Parties (Details) - USD ($) $ / shares in Units, $ in Thousands												1 Months Ended	12 Months Ended
	Dec. 30, 2024	Oct. 31, 2024	Aug. 13, 2024	Jan. 31, 2024	Aug. 18, 2023	Mar. 22, 2023	Feb. 23, 2023	Nov. 17, 2022	Nov. 01, 2022	Sep. 15, 2022	Aug. 02, 2022	Nov. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions and Balances with Related Parties [Line Items]
Interest rate							49.00%
Cash consideration							$ 2,500						$ 4,540
Deferred cash payments							$ 489
Share capital percentage				51.00%				9.33%
Other fee expenses				$ 20								$ 10
Bonus amount				$ 51
Services expenses													105
Engaged in a mutual share exchange													$ 497	$ 497
Acquired ordinary shares (in Shares)													35,345
Aggregate value													$ 288
Aggregate values adjusted													$ 300
Ownership percentage													4.99%
Listed share price (in Dollars per share)													$ 2.57
Cooperation Agreement amount													$ 63	$ 40
Current investments								$ 1,500
Exchange of Common Shares (in Shares)								7,692
Outstanding share capital, percentage								9.33%
Licensee issue price			$ 805
Milestones amount			$ 3,320
License agreement, description			(i) $50 upon a successful preclinical safety test, (ii) $100 upon first patient enrolled in phase I clinical trial, (iii) $120 upon first patient enrolled in Phase 2a clinical trial, (iv) $150 upon first patient enrolled in Phase 2b clinical trial, (v) $500 upon first patient enrolled in Phase 3 clinical trials, (vi) $800 upon approval by the U.S. Food and Drug Administration, (vii) $800 upon approval by an EU regulatory body, and (viii) $800 upon regulatory approval in any additional jurisdiction.
Aggregate net sales			5.00%
Units received (in Shares)					75,000,000	13,858			1,423	75,000,000	923		646,179
Number of shares issued (in Shares)	1,541,096												10,828,251	706,683
Aggregate consideration	$ 771
Aggregate number of the outstanding ordinary shares													50.01%
Jeffs’ Brands [Member]
Transactions and Balances with Related Parties [Line Items]
Services expenses													$ 120	$ 220
Engaged in a mutual share exchange													$ 288
Acquired ordinary shares (in Shares)													13,858
Loss on investment													$ 17	$ 180
Merger Agreement [Member]
Transactions and Balances with Related Parties [Line Items]
Aggregate number of the outstanding ordinary shares													49.99%
Initial Public Offering [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)		684,931
Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Purchase price per share (in Dollars per share)		$ 4.38											$ 4.38
Units received (in Shares)		2,054,793
Warrants holds (in Shares)													513,698
Warrants expire date													Oct. 31, 2029
Warrants fair value		$ 1,399											$ 517
Pre-Funded Warrant [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)		364,931
Purchase price per share (in Dollars per share)		$ 4.38
Units received (in Shares)		1,094,793
Number of shares issued (in Shares)															123,504
Ordinary Share [Member]
Transactions and Balances with Related Parties [Line Items]
Number of units (in Shares)		320,000
Purchase price per share (in Dollars per share)		$ 4.38
Units received (in Shares)		320,000											646,179
Ordinary Share [Member] | Warrants [Member]
Transactions and Balances with Related Parties [Line Items]
Units received (in Shares)		960,000
Ordinary Share [Member] | Pre-Funded Warrant [Member]
Transactions and Balances with Related Parties [Line Items]
Units received (in Shares)		364,931